Accounts Receivable, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	$ 119,869		$ 119,869		$ 98,500	$ 81,708
Allowance for credit losses	2,994		2,994		949	959
Accounts receivable, net	116,875		116,875		$ 97,551	$ 80,749
Increase in allowance for credit losses	$ 2,000	$ 0	$ 2,000	$ 0